John Hancock

International Growth Fund

Quarterly portfolio holdings 6/30/19

Fund’s investments

As of 6-30-19 (unaudited)

	Shares	Value
Common stocks 99.6%		$9,518,607,406
(Cost $7,778,427,978)
Australia 1.0%		98,115,569

Qantas Airways, Ltd.	25,854,684	98,115,569
Canada 2.0%		194,195,524

Canadian National Railway Company	2,098,257	194,195,524
China 14.2%		1,359,938,826

Alibaba Group Holding, Ltd., ADR (A)	1,827,903	309,738,161
China Tower Corp., Ltd., H Shares (B)	596,524,642	156,690,590
Midea Group Company, Ltd., Class A	15,073,300	114,239,966
Ping An Insurance Group Company of China, Ltd., H Shares	12,836,892	154,362,036
Shenzhou International Group Holdings, Ltd. (C)	10,302,700	142,122,784
TAL Education Group, ADR (A)	3,577,338	136,296,578
Tencent Holdings, Ltd.	7,659,000	346,488,711
Denmark 1.3%		119,658,571

DSV A/S	1,215,178	119,658,571
France 15.3%		1,462,924,816

Airbus SE	1,507,823	213,389,486
Alstom SA	2,692,980	124,821,142
Capgemini SE	1,128,434	140,301,767
Edenred (C)	3,225,426	164,382,244
Kering SA (C)	241,972	142,817,465
LVMH Moet Hennessy Louis Vuitton SE	525,942	223,591,409
Safran SA	1,533,038	224,270,916
Schneider Electric SE	1,392,188	125,969,209
Worldline SA (A)(B)	1,422,916	103,381,178
Germany 2.2%		211,750,564

adidas AG	684,457	211,750,564
Hong Kong 3.1%		295,228,236

AIA Group, Ltd.	27,338,725	295,228,236
India 1.8%		171,346,992

HDFC Bank, Ltd.	4,842,857	171,346,992
Indonesia 1.1%		103,332,366

Bank Mandiri Persero Tbk PT	182,003,600	103,332,366
Ireland 4.9%		463,939,876

Accenture PLC, Class A	914,830	169,033,139
ICON PLC (A)	999,051	153,823,882
Medtronic PLC	1,448,638	141,082,855
Japan 7.3%		694,603,818

Bandai Namco Holdings, Inc.	2,970,800	144,157,029
Hoya Corp.	2,713,900	208,574,755
Keyence Corp.	343,200	211,659,161
Nexon Company, Ltd. (A)	8,912,800	130,212,873
Netherlands 7.5%		714,031,181

ASML Holding NV	1,019,547	212,157,456
Koninklijke Philips NV	4,015,675	174,585,293
QIAGEN NV (A)	4,190,421	170,515,683
Wolters Kluwer NV	2,154,913	156,772,749

2	JOHN HANCOCK INTERNATIONAL GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

			Shares	Value
Singapore 1.3%				$124,013,734

DBS Group Holdings, Ltd.			6,455,666	124,013,734
South Korea 4.1%				394,118,073

Samsung Electronics Company, Ltd.			5,908,851	240,610,432
SK Hynix, Inc.			2,552,106	153,507,641
Spain 1.6%				155,599,631

Cellnex Telecom SA (A)(B)			4,206,137	155,599,631
Switzerland 12.4%				1,183,504,023

Julius Baer Group, Ltd. (A)(C)			2,478,320	110,419,272
Logitech International SA			2,394,856	95,724,215
Nestle SA			4,319,159	447,129,026
Novartis AG			2,621,931	239,360,741
Partners Group Holding AG			169,805	133,538,005
Temenos AG (A)			878,689	157,332,764
Taiwan 3.4%				324,324,545

Taiwan Semiconductor Manufacturing Company, Ltd.			42,404,323	324,324,545
United Kingdom 15.1%				1,447,981,061

Aon PLC			828,157	159,817,738
AstraZeneca PLC			2,631,664	215,143,698
Compass Group PLC			7,349,845	176,189,431
Diageo PLC			4,445,927	191,354,587
Experian PLC			5,393,687	163,373,000
IHS Markit, Ltd. (A)			2,951,713	188,083,152
Prudential PLC			4,849,034	105,859,520
Reckitt Benckiser Group PLC			1,734,389	136,938,657
Smith & Nephew PLC			5,121,936	111,221,278

	Yield (%)		Shares	Value
Securities lending collateral 0.1%				$11,263,350
(Cost $11,262,175)
John Hancock Collateral Trust (D)	2.4614	(E)	1,125,502	11,263,350

			Par value^	Value
Short-term investments 0.3%				$32,100,000
(Cost $32,100,000)
Repurchase agreement 0.3%				32,100,000

Bank of America Corp. Tri-Party Repurchase Agreement dated 6-28-19 at 2.500% to be repurchased at $6,701,396 on 7-1-19, collateralized by $6,484,831 Government National Mortgage Association, 4.500% due 11-20-48 (valued at $6,834,000, including interest)			6,700,000	6,700,000
Societe Generale SA Tri-Party Repurchase Agreement dated 6-28-19 at 2.500% to be repurchased at $25,405,292 on 7-1-19, collateralized by $1,088,000 U.S. Treasury Bonds, 6.875% due 8-15-25 (valued at $1,430,356, including interest) and $24,433,800 U.S. Treasury Notes, 1.625% due 8-31-22 (valued at $24,477,681, including interest)			25,400,000	25,400,000
Total investments (Cost $7,821,790,153) 100.0%				$9,561,970,756
Other assets and liabilities, net (0.0%)				(701,336)
Total net assets 100.0%				$9,561,269,420

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^	All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	3

(B)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(C)	All or a portion of this security is on loan as of 6-30-19. The value of securities on loan amounted to $10,712,608.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 6-30-19.

The fund had the following sector composition as a percentage of net assets on 6-30-19:

Information technology	18.9%
Industrials	18.6%
Consumer discretionary	16.7%
Health care	14.8%
Financials	14.3%
Communication services	8.2%
Consumer staples	8.1%
Short-term investments and other	0.4%
TOTAL	100.0%

4	JOHN HANCOCK INTERNATIONAL GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of June 30, 2019, by major security category or type:

			Level 2	Level 3
	Total	Level 1	significant	significant
	value at	quoted	observable	unobservable
	6-30-19	price	inputs	inputs
Investments in securities:
Assets
Common stocks
Australia	$98,115,569	—	$98,115,569	—
Canada	194,195,524	$194,195,524	—	—
China	1,359,938,826	446,034,739	913,904,087	—
Denmark	119,658,571	—	119,658,571	—
France	1,462,924,816	—	1,462,924,816	—
Germany	211,750,564	—	211,750,564	—
Hong Kong	295,228,236	—	295,228,236	—
India	171,346,992	—	171,346,992	—
Indonesia	103,332,366	—	103,332,366	—
Ireland	463,939,876	463,939,876	—	—
Japan	694,603,818	—	694,603,818	—
Netherlands	714,031,181	—	714,031,181	—
Singapore	124,013,734	—	124,013,734	—
South Korea	394,118,073	—	394,118,073	—
Spain	155,599,631	—	155,599,631	—
Switzerland	1,183,504,023	—	1,183,504,023	—
Taiwan	324,324,545	—	324,324,545	—
United Kingdom	1,447,981,061	347,900,890	1,100,080,171	—
Securities lending collateral	11,263,350	11,263,350	—	—
Short-term investments	32,100,000	—	32,100,000	—
Total investments in securities	$9,561,970,756	$1,463,334,379	$8,098,636,377	—

5

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	3,528,641	109,271,509	(111,674,648)	1,125,502	—	—	$4,269	$989	$11,263,350

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

	87Q1	06/19
This report is for the information of the shareholders of John Hancock International Growth Fund.		8/19